Shareholder Report, Line Graph (Details) 196796_Performance Trust Municipal Bond Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 11,583	$ 11,741	$ 10,758	$ 10,665	$ 11,977	$ 11,479	$ 11,137	$ 10,096	$ 10,050	$ 10,000	$ 12,202
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 11,607	$ 11,598	$ 10,932	$ 10,749	$ 11,765	$ 11,378	$ 11,022	$ 10,138	$ 10,088	$ 10,000	$ 12,085